EQUITY BASED COMPENSATION - Schedule of Compensation and Benefits (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total compensation and benefits	$ 64,969	$ 61,253	$ 121,922	$ 122,324
Galaxy Digital Holdings, LP
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation and benefits excluding equity based compensation					$ 191,435	$ 136,132	$ 127,078
Equity based compensation					74,156	83,124	89,123
Total compensation and benefits					$ 265,591	$ 219,256	$ 216,201